Schedule of Anti-dilutive Securities Excluded from Computation of Earning Per Shares (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Accounting Policies [Abstract]
Net income (loss) available to common shareholders	$ (252,609)	$ (203,379)	$ (118,579)	$ (129,885)	$ (55,040)	$ 811,838	$ (574,567)	$ 626,913	$ 565,595	$ (438,681)
Weighted average common shares outstanding	32,289,211			16,505,728			24,676,301	14,748,380	15,558,746	10,647,908
Basic earnings (loss) per common share	$ (0.01)			$ (0.01)			$ (0.02)	$ 0.04	$ 0.04	$ (0.04)
Remove derivative loss									$ 4,480
Remove convertible debt interest									229,698
Net income (loss) available to common shareholders									$ 799,773	$ (438,681)
Convertible debt									357,905
Adjusted weighted average common shares outstanding									15,916,651	10,647,908
Diluted earnings (loss) per common share	$ (0.01)			$ (0.01)			$ (0.02)	$ 0.04	$ 0.04	$ (0.04)